Other liabilities (Details 3) - Provision for maintenance costs - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 31,703	$ 26,826
Accrual of the year	2,947	2,822
Use of the provision	(2,804)	(1,507)
Provision reversal	(1,377)	0
Translation differences and inflation adjustment	(1,372)	3,562
Balances at the end of year	$ 29,097	$ 31,703